Professional Liability Insurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Malpractice Insurance [Line Items]
Malpractice loss contingency, gross recovery	$ 2.8	$ 2.2
Malpractice loss contingency, reserve liability	4.7	3.7
Malpractice loss contingency, net retail liability for claims in prior years	1.9	1.6
Professional Malpractice Liability Insurance
Malpractice Insurance [Line Items]
Malpractice insurance, coverage per claim	1.0	1.0
Malpractice insurance, limit per policy period	3.0	3.0
Directors and Officers Liability Insurance
Malpractice Insurance [Line Items]
Malpractice insurance, coverage per claim	2.0
Malpractice insurance, limit per policy period	4.0
General Liability
Malpractice Insurance [Line Items]
Malpractice insurance, coverage per claim	2.0	2.0
Malpractice insurance, limit per policy period	$ 4.0	$ 4.0